Commitments (Details) $ / shares in Units, t in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 $ / oz oz t	Dec. 31, 2023	Dec. 31, 2023 $ / oz	Dec. 31, 2023 lb	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Jun. 01, 2021 $ / oz USD ($)
Commitments
The mill through put number of consecutive days of commensurate	30 days
Ounces of gold receivable per every 1 million pounds of copper produced	30
Antamina
Commitments
Attributable payable production of silver to be purchased (as a percent)		22.50%
Payment for each ounce of silver (as a percent)		5.00%
Term of agreement	40 years
Fixed silver payability (as a percent)	90.00%
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	15.00%
Maximum ounces of silver on which on-going price of spot price is payable	86,000,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	5.00%
Antapaccay
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz			20
Payment for each ounce of silver (in dollars per ounce) | $ / oz			20
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	30.00%
Maximum ounces of silver on which on-going price of spot price is payable	12,800,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	20.00%
Ounces of gold receivable for each 1,000 tonnes of copper	300
Copper for 300 ounces of gold	1,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold	630,000
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold	750,000
Percentage of gold receivable after initial threshold is achieved	30.00%
Ounces of silver receivable for each 1,l000 tonnes of copper	4,700
Copper for 4,700 ounces of silver	1,000
Maximum ounces of silver receivable	10,000,000.0
Percentage of spot price of gold on which on-going price is paid	20.00%
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	30.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	30.00%
Candelaria
Commitments
Attributable payable production of gold to be purchased (as a percent)		68.00%
Attributable payable production of silver to be purchased (as a percent)		68.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			400
Payment for each ounce of silver (in dollars per ounce) | $ / oz			4.00
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	40.00%
Maximum ounces of silver on which on-going price of spot price is payable	12,000,000.0
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold	720,000
Cobre Panama Fixed Payment Stream
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz			418
Payment for each ounce of silver (in dollars per ounce) | $ / oz			6.27
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	62.10%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	63.40%
Maximum ounces of silver on which on-going price of spot price is payable	21,510,000
Maximum ounces of silver on which on-going price of spot price is payable	9,842,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold	808,000
Purchase price per ounce of gold per ounce upon delivery initial post inflation adjustment | $ / shares					418.27
The annual capacity of tonnes per annum reached by period end. | t	58
The reduction of applicable fixed gold price per ounce (in dollar per ounce) | $ / oz	100
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold	1,341,000
Purchase price per ounce of silver per ounce upon delivery initial post inflation adjustment | $ / shares					$ 6.27
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	50.00%
Ounces of gold receivable per every 1 million pounds of copper produced	120			1,000,000
Copper for stated ounces of gold | lb				1,000,000
Copper pounds per gold ounces to purchase threshold 2	81
Maximum ounces of gold receivable for second threshold	1,716,188
Ounces of silver receivable per every 1 million pounds of copper produced | lb				1,000,000
Copper for stated ounces of silver | lb				1,000,000
Number of payable Silver ounces to be purchased per quantity of pounds of copper	1,776
Ounces of silver receivable per every 1 million pounds of copper produced	1,376
Ounces Of Silver Delivered Under Threshold 2 Before Committed Quantities Reduces	29,731,000
Cobre Panama Floating Payment Stream
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz			20
Payment for each ounce of silver (in dollars per ounce) | $ / oz			20
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	15.53%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	15.85%
Maximum ounces of silver on which on-going price of spot price is payable	9,618,000
Maximum ounces of silver on which on-going price of spot price is payable	2,460,500
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold	202,000
The mill through put number of consecutive days of commensurate	30 days
The annual capacity of tonnes per annum reached by period end. | t	58
The reduction of applicable fixed gold price per ounce (in dollar per ounce) | $ / oz	100
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold	604,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	50.00%
Copper for stated ounces of gold | lb				1
Copper pounds per gold ounces to purchase threshold 2	20.25
Ounces of gold receivable per every 1 million pounds of copper produced | lb				1,000,000
Maximum ounces of gold receivable for second threshold	429,047
Ounces of silver receivable per every 1 million pounds of copper produced	344
Copper for stated ounces of silver | lb				1,000,000
Number of payable Silver ounces to be purchased per quantity of pounds of copper	444
Ounces of silver receivable per every 1 million pounds of copper produced | lb				1,000,000
Ounces Of Silver Delivered Under Threshold 2 Before Committed Quantities Reduces	7,432,750
Condestable
Commitments
Payment for each ounce of gold (as a percent)		20.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			20
Payment for each ounce of silver (as a percent)		20.00%
Payment for each ounce of silver (in dollars per ounce) | $ / oz			20
Term of agreement	40 years
Percentage of gold receivable after initial threshold is achieved	25.00%
Maximum ounces of silver receivable	291,000
Maximum ounces of gold receivable for first threshold	8,760
Deliveries of ounces of refined gold threshold	87,600
Refined gold delivery as percentage of production from stream area	63.00%
Deliveries of refined silver threshold ounces	2,910,000
Refined silver delivery as percentage of production from stream area	63.00%
Percentage of silver delivered after second phase	25.00%
Guadalupe-Palmarejo
Commitments
Attributable payable production of gold to be purchased (as a percent)		50.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			800
Term of agreement	40 years
Karma
Commitments
Attributable payable production of gold to be purchased (as a percent)		4.875%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			20
Term of agreement	40 years
Percentage of spot price of gold on which on-going price is paid	20.00%
Sabodala
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz			20
Term of agreement	40 years
Maximum ounces of gold threshold	105,750
Percentage of gold receivable after initial threshold is achieved	6.00%
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold receivable (per month)	783.33
MWS
Commitments
Attributable payable production of gold to be purchased (as a percent)		25.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			400
Term of agreement	40 years
Ounces of gold capped under agreement	312,500
Sudbury
Commitments
Attributable payable production of gold to be purchased (as a percent)		50.00%
Attributable payable production of platinum group metals to be purchased (as a percent)		50.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			400
Payment for each ounce of PGM (in dollars per ounce) | $ / oz			400
Term of agreement	40 years
Percentage of purchase commitment		50.00%
Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz								800
Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Payment for each ounce of gold (as a percent)								60.00%
Sudbury | Gold spot price is greater than $2,000
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz								1,200
Tocantinzinho
Commitments
Attributable payable production of gold to be purchased (as a percent)		12.50%
Payment for each ounce of gold (as a percent)		20.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			20
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	7.50%
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold	300,000
Cooke 4
Commitments
Attributable payable production of gold to be purchased (as a percent)		7.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			400
Term of agreement	40 years
Rosemont/Copper World royalty interest
Commitments
Capital commitments amount | $						$ 12,500,000
Rio Baker Salares Norte
Commitments
Capital commitments amount | $						8,000,000.0
Eskay Creek Royalty Interest
Commitments
Capital commitments amount						3,400,000	$ 4.5
Rebecca Royalty Interest
Commitments
Capital commitments amount | $						1,300,000
Term Loan -Tocantinzinho project
Commitments
Capital commitments amount | $						75,000,000.0
Royalty Acquisition Venture with Continental
Commitments
Capital commitments amount | $						69,800,000
Joint acquisition of newly created precious metals and copper royalties sourced by EMX
Commitments
Capital commitments amount | $						$ 5,500,000
Bottom | Sudbury
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $ / oz								800
Bottom | Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $ / oz								800
Bottom | Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $ / oz								1,333
Bottom | Sudbury | Gold spot price is greater than $2,000
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $								2,000
Top | Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Gold spot price per oz maximum threshold (in dollar per ounce) | $ / oz								1,333
Top | Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Gold spot price per oz maximum threshold (in dollar per ounce) | $ / oz								2,000